Investment in Operating Leases (Investment in Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,868,457	¥ 1,781,507
Accumulated depreciation	(542,868)	(506,801)
Net	1,325,589	1,274,706
Accrued rental receivables	23,610	21,514
Investment in Operating Leases	1,349,199	1,296,220
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,076,697	934,430
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	239,262	236,922
Real Estate Asset
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	531,155	590,388
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 21,343	¥ 19,767